Schedule of Operation (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Net revenues
Total revenues	¥ 1,638,986	¥ 1,610,371
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	1,574,285	1,551,979
Net loss	(54,872)	(72,188)
Subsidiaries [Member]
Net revenues
Total revenues	1,381,944	1,545,299
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(1,412,785)	(1,575,153)
Net loss	(35,394)	(35,985)
Subsidiaries [Member] | External Parties [Member]
Net revenues
Total revenues	1,377,227	1,539,010
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(1,412,042)	(1,574,436)
Subsidiaries [Member] | Intra Group Companies [Member]
Net revenues
Total revenues	4,717	6,289
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	¥ (743)	¥ (717)